Property, plant and equipment - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) OperatingSegment	Dec. 31, 2023 USD ($) OperatingSegment	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense | $	$ 34.0	$ 33.0	$ 32.0
Number of operating segments of which impairment tests is to be performed for non-financial assets | OperatingSegment	3	3
Cash flow extrapolated period using estimated some growth rate percentage	five-year
Estimated growth rate	2.00%	2.00%
Pre-tax discount rate used	10.20%	10.20%
China
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate used	9.20%	9.70%
Percentage amount by which value assigned to pre-tax discount rate must increase in order for unit's recoverable amount to be equal to carrying amount	1.00%
Percentage amount by which value assigned to long-term EBITDA margin must decrease in order for units recoverable amount to be equal to carrying amount.	1.10%
North America
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate used	10.60%	10.80%